Loans and Leases - Schedule of Loans Pledged as Collateral (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FHLB of Atlanta
Pledged non-PCD loans (contractual balance)	$ 133,302	$ 70,781	$ 32,372
FHLB of Atlanta | Non-PCD | Asset Pledged as Collateral
FHLB of Atlanta
Lendable collateral value of pledged non-PCD loans	15,072	14,918
Less: Advances	0	4,250
Less: Letters of Credit	1,450	1,450
Available borrowing capacity	13,622	9,218
Pledged non-PCD loans (contractual balance)	25,370	23,491
FRB | Non-PCD | Asset Pledged as Collateral
FHLB of Atlanta
Pledged non-PCD loans (contractual balance)	6,273	5,697
FRB
Lendable collateral value of pledged non-PCD loans	5,115	4,203
Less: Advances	0	0
Available borrowing capacity	5,115	4,203
FDIC | Asset Pledged as Collateral
FHLB of Atlanta
Pledged non-PCD loans (contractual balance)	51,179	0
FDIC
Lendable collateral value of pledged loans	51,179	0
Less: Advances	0	0
Less: Purchase Money Note	36,072	0
Available borrowing capacity	$ 15,107	$ 0